Loans (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 1,626,162	$ 956,813
Financing Receivable, Recorded Investment, Current	296,500,757	270,306,525
Loans and Leases Receivable, Total Loans	298,126,919	271,263,338
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivable, Recorded Investment, Current	206,145,076	186,703,868
Loans and Leases Receivable, Total Loans	206,145,076	186,703,868
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	752,889	956,813
Financing Receivable, Recorded Investment, Current	13,640,103	11,863,352
Loans and Leases Receivable, Total Loans	14,392,992	12,820,165
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	824,554	0
Financing Receivable, Recorded Investment, Current	53,886,255	51,290,828
Loans and Leases Receivable, Total Loans	54,710,809	51,290,828
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	48,719	0
Financing Receivable, Recorded Investment, Current	22,104,054	19,562,302
Loans and Leases Receivable, Total Loans	22,152,773	19,562,302
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivable, Recorded Investment, Current	725,269	886,175
Loans and Leases Receivable, Total Loans	725,269	886,175
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	873,273	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	824,554	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	48,719	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	752,889	956,813
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Construction and Land Development [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	752,889	956,813
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member] | Real Estate Sector [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0